                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07371
               ---------------------------------------------------

                      CREDIT SUISSE JAPAN EQUITY FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse Japan Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  JAPAN EQUITY FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 25, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the Common Class Shares and Advisor Class Shares of Credit Suisse Japan Equity Fund, Inc.(1) (the "Fund") had gains of 37.70% and 37.27%, respectively, versus an increase of 36.28% for the TOPIX Index.(2) The Fund's Class A Shares(3) (without sales charge) had a gain of 37.37% for the period.

   The period was a positive one for most stock markets around the world. While markets initially struggled, due largely to shifting perceptions of how a war with Iraq might proceed, they began to recover in late March on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in the U.S., Europe and Asia.

   Japan's stock market participated in the recovery, moving more or less steadily upward over the April-through-October span. In addition to the general easing of risk concerns, Japan benefited from an improved supply/demand picture in the equity market. While corporate pension funds continued to be sellers of stocks, as part of a program to transfer some pension funds back to the government, the pressure seemed to ease a little, and foreign (i.e., non-Japanese) investors became net buyers of Japan's equities as the period progressed.

   The Fund benefited from the rally in Japan and from good showings from certain holdings. Stocks that aided the Fund's return included its bank, chemical, electrical machinery and transportation equipment companies. One area of underperformance for the Fund in the period was the pharmaceutical sector, though these stocks comprised a relatively small part of the Fund.

   With regard to sector allocation, we maintained exposure to a wide variety of companies, based primarily on company-specific factors. Our largest weightings as of the end of the period were the electronics, automobile and financial-services sectors. One noteworthy move we made late in the period was to establish exposure to banks, an area we had long avoided. However, we decided to purchase bank stocks based on certain government initiatives (e.g., with respect to the disposal of banks' bad loans) that eased our risk concerns a little, along with our view that banks might continue to improve their earnings.

   Given its sharp recent run-up, Japan's equity market may have limited upside potential in the near term, at least until investors see more evidence that companies can meet or exceed earnings expectations. That said, we think that the macro backdrop has become more encouraging, which could result in higher share prices over the longer term. For one, the country's banks are improving their business results, and they continue to make progress on the disposal of bad debt (though there is still much to be done). Meanwhile, business sentiment has turned more positive, private capital investment appears headed for its first year-over-year increase in three years, and the manufacturing and non-manufacturing sectors are both in a growth stage, according to the latest data. In addition, the Bank of Japan has taken credit-easing measures that we think could finally result in a growing tide of credit creation over the longer term, a development that has not been seen in a decade. For our part, we will continue to attempt to identify companies we deem to be reasonably valued with compelling growth prospects.


Shuji Sugata
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISKS OF INVESTING IN A SINGLE-COUNTRY FUND.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE JAPAN EQUITY FUND(1) COMMON CLASS SHARES, ADVISOR CLASS
        SHARES AND THE TOPIX INDEX (TOKYO)(2) FROM INCEPTION (12/29/95).

             CREDIT SUISSE JAPAN EQUITY    CREDIT SUISSE JAPAN EQUITY
                FUND(1) COMMON CLASS         FUND(1) ADVISOR CLASS      TOPIX INDEX (TOKYO)(2)
12/31/1995                   $   10,000                    $   10,000               $   10,224
 1/31/1996                   $    9,880                    $    9,880               $    9,892
 2/29/1996                   $    9,660                    $    9,650               $   10,408
 3/31/1996                   $   10,080                    $   10,070               $   10,888
 4/30/1996                   $   10,780                    $   10,770               $   10,686
 5/31/1996                   $   10,650                    $   10,640               $   10,889
 6/30/1996                   $   11,080                    $   11,060               $   10,076
 7/31/1996                   $   10,470                    $   10,460               $    9,816
 8/31/1996                   $   10,190                    $   10,170               $   10,380
 9/30/1996                   $   10,370                    $   10,350               $    9,889
10/31/1996                   $    9,850                    $    9,830               $    9,967
11/30/1996                   $    9,860                    $    9,840               $    9,383
12/31/1996                   $    9,451                    $    9,420               $    8,755
 1/31/1997                   $    9,204                    $    9,180               $    8,873
 2/28/1997                   $    9,338                    $    9,300               $    8,801
 3/31/1997                   $    9,286                    $    9,260               $    9,237
 4/30/1997                   $    9,676                    $    9,640               $    9,530
 5/31/1997                   $   10,856                    $   10,820               $    9,960
 6/30/1997                   $   11,328                    $   11,370               $    9,898
 7/31/1997                   $   11,985                    $   12,100               $    9,155
 8/31/1997                   $   10,826                    $   10,930               $    8,924
 9/30/1997                   $   10,928                    $   10,970               $    8,209
10/31/1997                   $    9,994                    $    9,890               $    8,050
11/30/1997                   $    9,841                    $    9,740               $    7,555
12/31/1997                   $    9,594                    $    9,500               $    8,150
 1/31/1998                   $   10,354                    $   10,240               $    8,184
 2/28/1998                   $   10,313                    $   10,210               $    8,083
 3/31/1998                   $   10,128                    $   10,020               $    7,898
 4/30/1998                   $   10,425                    $   10,310               $    7,888
 5/31/1998                   $   10,292                    $   10,170               $    7,947
 6/30/1998                   $   10,292                    $   10,180               $    8,152
 7/31/1998                   $   11,123                    $   10,990               $    7,148
 8/31/1998                   $   10,148                    $   10,030               $    6,769
 9/30/1998                   $    9,358                    $    9,240               $    6,717
10/31/1998                   $    8,814                    $    8,710               $    7,417
11/30/1998                   $    9,882                    $    9,760               $    7,052
12/31/1998                   $    9,717                    $    9,590               $    7,301
 1/31/1999                   $   10,436                    $   10,300               $    7,269
 2/28/1999                   $   10,702                    $   10,560               $    8,261
 3/31/1999                   $   12,375                    $   12,200               $    8,717
 4/30/1999                   $   13,822                    $   13,460               $    8,457
 5/31/1999                   $   13,278                    $   12,930               $    9,234
 6/30/1999                   $   17,383                    $   16,910               $    9,643
 7/31/1999                   $   19,250                    $   18,730               $    9,501
 8/31/1999                   $   20,994                    $   20,400               $    9,850
 9/30/1999                   $   23,426                    $   22,760               $   10,223
10/31/1999                   $   24,894                    $   24,180               $   10,731
11/30/1999                   $   30,086                    $   29,220               $   11,261
12/31/1999                   $   35,575                    $   34,549               $   11,168
 1/31/2000                   $   30,743                    $   29,851               $   11,241
 2/29/2000                   $   33,525                    $   32,541               $   11,191
 3/31/2000                   $   29,229                    $   28,354               $   10,816
 4/30/2000                   $   24,634                    $   23,896               $    9,990
 5/31/2000                   $   20,090                    $   19,489               $   10,443
 6/30/2000                   $   20,605                    $   19,941               $    9,534
 7/31/2000                   $   16,999                    $   16,446               $    9,918
 8/31/2000                   $   20,449                    $   19,789               $    9,676
 9/30/2000                   $   17,733                    $   17,129               $    9,078
10/31/2000                   $   14,926                    $   14,394               $    8,965
11/30/2000                   $   13,283                    $   12,793               $    8,447
12/31/2000                   $   11,134                    $   10,698               $    8,556
 1/31/2001                   $   12,654                    $   12,135               $    8,171
 2/28/2001                   $   10,958                    $   10,495               $    8,440
 3/31/2001                   $   11,454                    $   11,042               $    9,030
 4/30/2001                   $   12,078                    $   11,635               $    8,662
 5/31/2001                   $   11,438                    $   11,026               $    8,599
 6/30/2001                   $   10,654                    $   10,261               $    7,868
 7/31/2001                   $    9,294                    $    8,933               $    7,297
 8/31/2001                   $    8,031                    $    7,715               $    6,787
 9/30/2001                   $    6,863                    $    6,591               $    7,026
10/31/2001                   $    7,663                    $    7,356               $    6,965
11/30/2001                   $    8,223                    $    7,871               $    6,847
12/31/2001                   $    8,334                    $    7,996               $    6,447
 1/31/2002                   $    8,015                    $    7,684               $    6,728
 2/28/2002                   $    7,999                    $    7,653               $    7,070
 3/31/2002                   $    8,782                    $    8,387               $    7,216
 4/30/2002                   $    8,766                    $    8,371               $    7,470
 5/31/2002                   $    8,670                    $    8,293               $    6,835
 6/30/2002                   $    7,823                    $    7,481               $    6,438
 7/31/2002                   $    7,167                    $    6,840               $    6,283
 8/31/2002                   $    6,927                    $    6,606               $    6,168
 9/30/2002                   $    6,399                    $    6,091               $    5,774
10/31/2002                   $    6,111                    $    5,825               $    5,978
11/30/2002                   $    6,575                    $    6,278               $    5,649
12/31/2002                   $    6,015                    $    5,732               $    5,502
 1/31/2003                   $    5,999                    $    5,716               $    5,487
 2/28/2003                   $    5,935                    $    5,654               $    5,316
 3/31/2003                   $    5,519                    $    5,263               $    5,373
 4/30/2003                   $    5,695                    $    5,419               $    5,651
 5/31/2003                   $    5,919                    $    5,638               $    6,097
 6/30/2003                   $    6,415                    $    6,106               $    6,339
 7/31/2003                   $    6,815                    $    6,481               $    6,763
 8/31/2003                   $    7,599                    $    7,231               $    6,900
 9/30/2003                   $    7,903                    $    7,512               $    7,067
10/31/2003                   $    8,414                    $    7,996               $    6,568

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE JAPAN EQUITY FUND(1) CLASS A SHARES AND THE TOPIX INDEX (TOKYO)(2) FROM INCEPTION (11/30/01).

              CREDIT SUISSE JAPAN EQUITY FUND(1)
             CLASS A (WITH MAXIMUM SALES CHARGE)   TOPIX INDEX (TOKYO)(2)
11/30/2001                            $    9,425               $   10,000
12/31/2001                            $    9,560               $    9,831
 1/31/2002                            $    9,193               $    9,256
 2/28/2002                            $    9,174               $    9,659
 3/31/2002                            $   10,055               $   10,150
 4/30/2002                            $   10,037               $   10,359
 5/31/2002                            $    9,945               $   10,724
 6/30/2002                            $    8,972               $    9,812
 7/31/2002                            $    8,202               $    9,242
 8/31/2002                            $    7,908               $    9,020
 9/30/2002                            $    7,303               $    8,855
10/31/2002                            $    6,972               $    8,289
11/30/2002                            $    7,523               $    8,583
12/31/2002                            $    6,862               $    8,111
 1/31/2003                            $    6,844               $    7,899
 2/28/2003                            $    6,771               $    7,877
 3/31/2003                            $    6,312               $    7,631
 4/30/2003                            $    6,495               $    7,714
 5/31/2003                            $    6,771               $    8,114
 6/30/2003                            $    7,321               $    8,753
 7/31/2003                            $    7,761               $    9,101
 8/31/2003                            $    8,661               $    9,710
 9/30/2003                            $    9,009               $    9,907
10/31/2003                            $    9,578               $   10,146

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                             SINCE
                                                     1 YEAR    5 YEARS     INCEPTION
                                                     ------    -------     ---------
Common Class                                         23.50%    (3.32)%       (2.99)%
Advisor Class                                        23.33%    (4.06)%       (3.62)%
Class A Without Sales Charge                         23.37%       --         (2.46)%
Class A With Maximum Sales Charge                    16.35%       --         (5.53)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                             SINCE
                                                     1 YEAR    5 YEARS     INCEPTION
                                                     ------    -------     ---------
Common Class                                         37.70%    (0.92)%       (2.18)%
Advisor Class                                        37.27%    (1.70)%       (2.81)%
Class A Without Sales Charge                         37.37%       --          0.81%
Class A With Maximum Sales Charge                    29.53%       --         (2.22)%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 29.53%.

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                      ---------       -----
COMMON STOCKS (98.9%)
JAPAN (98.9%)
AUTO COMPONENTS (6.0%)
    Nok Corp.                                            72,000   $    2,835,858
    Stanley Electric Co.                                122,000        2,596,807
                                                                  --------------
                                                                       5,432,665
                                                                  --------------
AUTOMOBILES (8.2%)
    Honda Motor Company, Ltd.                            68,200        2,692,391
    Nissan Motor Company, Ltd.                          279,500        3,132,251
    Toyota Motor Corp.                                   55,500        1,580,161
                                                                  --------------
                                                                       7,404,803
                                                                  --------------
BANKS (8.8%)
    Mitsubishi Tokyo Financial Group, Inc.                  525        3,772,684
    Sumitomo Mitsui Financial Group, Inc.#                  829        4,170,073
                                                                  --------------
                                                                       7,942,757
                                                                  --------------
CHEMICALS (7.0%)
    Hitachi Chemical Company, Ltd.#                     119,800        1,935,369
    JSR Corp.                                           130,000        2,755,265
    Shin-Etsu Chemical Company, Ltd.                     42,600        1,584,882
                                                                  --------------
                                                                       6,275,516
                                                                  --------------
COMPUTERS & PERIPHERALS (1.1%)
    Fujitsu, Ltd.*                                      162,000        1,015,309
                                                                  --------------
DIVERSIFIED FINANCIALS (8.7%)
    Daiwa Securities Group, Inc.                        180,000        1,316,414
    JAFCO Company, Ltd.                                  19,900        1,701,551
    Nomura Holdings, Inc.                               193,000        3,314,540
    Orix Corp.                                           17,400        1,464,047
                                                                  --------------
                                                                       7,796,552
                                                                  --------------
ELECTRICAL EQUIPMENT (2.0%)
    Nitto Denko Corp.                                    34,800        1,826,497
                                                                  --------------
ELECTRONIC EQUIPMENT (3.1%)
    Omron Corp.                                         127,000        2,784,100
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (6.9%)
    Hoya Corp.                                           23,900        2,163,142
    Keyence Corp.                                        12,300        2,705,362
    Nidec Corp.#                                         14,000        1,356,256
                                                                  --------------
                                                                       6,224,760
                                                                  --------------
FOOD & DRUG RETAILING (2.3%)
    Matsumotokiyoshi Company, Ltd.#                      23,800        1,197,198
    Seven-Eleven Japan Company, Ltd.                     27,000          854,687
                                                                  --------------
                                                                       2,051,885
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                       SHARES          VALUE
                                                      ---------        -----
COMMON STOCKS
JAPAN
HOUSEHOLD DURABLES (3.2%)
    Funai Electric Company, Ltd.                         10,600   $    1,412,562
    Matsushita Electric Industrial Company, Ltd.        109,000        1,436,676
                                                                  --------------
                                                                       2,849,238
                                                                  --------------
HOUSEHOLD PRODUCTS (1.6%)
    Uni-Charm Corp.                                      31,300        1,460,581
                                                                  --------------
INSURANCE (1.3%)
    Millea Holdings, Inc.                                    96        1,143,949
                                                                  --------------
IT CONSULTING & SERVICES (1.1%)
    CSK Corp.#                                           26,300          995,206
                                                                  --------------
LEISURE EQUIPMENT & PRODUCTS (5.9%)
    Konica Corp.#                                       140,000        1,840,178
    Yamaha Corp.                                        174,600        3,517,888
                                                                  --------------
                                                                       5,358,066
                                                                  --------------
MACHINERY (5.5%)
    Fanuc, Ltd.                                          12,900          775,631
    SMC Corp.                                            27,300        3,285,387
    THK Company, Ltd.#                                   45,600          924,983
                                                                  --------------
                                                                       4,986,001
                                                                  --------------
METALS & MINING (1.0%)
    JFE Holdings, Inc.                                   35,100          897,176
                                                                  --------------
OFFICE ELECTRONICS (1.8%)
    Canon, Inc.                                          33,000        1,596,944
                                                                  --------------
PHARMACEUTICALS (0.9%)
    Eisai Company, Ltd.                                  32,700          767,417
                                                                  --------------
REAL ESTATE (2.2%)
    Mitsui Fudosan Company, Ltd.                        215,000        2,000,682
                                                                  --------------
ROAD & RAIL (1.0%)
    East Japan Railway Co.                                  201          910,520
                                                                  --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.8%)
    NEC Electronics Corp.*                               11,800          908,064
    Rohm Company, Ltd.                                   16,000        2,156,911
    Tokyo Electron, Ltd.                                 30,200        2,164,697
                                                                  --------------
                                                                       5,229,672
                                                                  --------------
SOFTWARE (2.8%)
    Capcom Company, Ltd.#                                76,200          984,254
    Fuji Soft ABC, Inc.                                  32,000          969,300
    NEC System Technologies, Ltd.                        10,400          568,554
                                                                  --------------
                                                                       2,522,108
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                                                    NUMBER OF
                                                     SHARES            VALUE
                                                    ---------          -----
COMMON STOCKS
JAPAN
SPECIALTY RETAIL (2.3%)
    Shimamura Company, Ltd.                              16,900   $    1,174,476
    USS Company, Ltd.#                                   12,800          909,337
                                                                  --------------
                                                                       2,083,813
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS (4.9%)
    Misumi Corp.                                         22,100        1,007,150
    Mitsui & Company, Ltd.                              471,000        3,427,480
                                                                  --------------
                                                                       4,434,630
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES (3.5%)
    NTT DoCoMo, Inc.                                      1,449        3,136,963
                                                                  --------------
TOTAL COMMON STOCKS (Cost $68,823,071)                                89,127,810
                                                                  --------------

                                                       PAR
                                                      (000)
                                                      -----
SHORT-TERM INVESTMENTS (13.8%)
    State Street Bank and Trust Co. Euro Time
      Deposit, 0.750%, 11/03/03                    $      1,386        1,386,000
    Suntrust Bank Time Deposit, 1.031%,
      11/03/03##                                         11,081       11,080,971
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $12,466,971)                       12,466,971
                                                                  --------------

TOTAL INVESTMENTS AT VALUE (112.7%)(Cost $81,290,042)                101,594,781

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.7%)                       (11,416,027)
                                                                  --------------

NET ASSETS (100.0%)                                               $   90,178,754
                                                                  ==============

----------
 * Non-income producing security.
 # Security or portion thereof is out on loan.
## Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value, including collateral for
      securities on loan of $11,080,971 (Cost $81,290,042)
      (Note 1)                                                    $  101,594,781(1)
    Cash                                                                     340
    Foreign currency at value (Cost $6,183)                                6,183
    Receivable for investments sold                                    1,716,050
    Dividend and interest receivable                                     187,935
    Receivable for fund shares sold                                       66,358
    Prepaid expenses and other assets                                     35,155
                                                                  --------------
      Total Assets                                                   103,606,802
                                                                  --------------

LIABILITIES
    Advisory fee payable (Note 2)                                         64,625
    Administrative services fee payable (Note 2)                          17,114
    Shareholder servicing/Distribution fee payable (Note 2)               20,052
    Payable upon return of securities loaned (Note 1)                 11,080,971
    Payable for investments purchased                                  1,969,623
    Payable for fund shares redeemed                                     148,293
    Directors' fee payable                                                 5,983
    Other accrued expenses payable                                       121,387
                                                                  --------------
      Total Liabilities                                               13,428,048
                                                                  --------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                              17,138
    Paid-in capital (Note 5)                                         158,020,902
    Accumulated net realized loss on investments and
      foreign currency transactions                                  (88,165,063)
    Net unrealized appreciation from investments and
      foreign currency translations                                   20,305,777
                                                                  --------------
      Net Assets                                                  $   90,178,754
                                                                  ==============

COMMON SHARES
    Net assets                                                    $   88,817,598
    Shares outstanding                                                16,875,737
                                                                  --------------
    Net asset value, offering price, and redemption price
      per share                                                   $         5.26
                                                                  ==============

ADVISOR SHARES
    Net assets                                                    $      412,330
    Shares outstanding                                                    80,476
                                                                  --------------
    Net asset value, offering price, and redemption price
      per share                                                   $         5.12
                                                                  ==============

A SHARES
    Net assets                                                    $      948,826
    Shares outstanding                                                   181,715
                                                                  --------------
    Net asset value and redemption price per share                $         5.22
                                                                  ==============
    Maximum offering price per share (net asset
      value/(1-5.75%))                                            $         5.54
                                                                  ==============

----------
(1) Including $10,392,872 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (NOTE 1)
    Dividends                                                     $      512,894
    Interest                                                              17,460
    Securities lending                                                    75,916
    Foreign taxes withheld                                               (51,810)
                                                                  --------------
      Total investment income                                            554,460
                                                                  --------------

EXPENSES
    Investment advisory fees (Note 2)                                    936,910
    Administrative services fees (Note 2)                                121,387
    Shareholder servicing/Distribution fees (Note 2)                     188,286
    Transfer agent fees (Note 2)                                         465,943
    Printing fees (Note 2)                                                93,152
    Custodian fees                                                        56,975
    Registration fees                                                     46,779
    Legal fees                                                            40,842
    Audit fees                                                            25,972
    Directors' fees                                                       21,735
    Insurance expense                                                     12,689
    Interest expense                                                       4,657
    Miscellaneous expense                                                  2,030
                                                                  --------------
      Total expenses                                                   2,017,357
    Less: fees waived (Note 2)                                          (704,776)
                                                                  --------------
      Net expenses                                                     1,312,581
                                                                  --------------
        Net investment loss                                             (758,121)
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                               (29,167,421)
    Net realized loss on foreign currency transactions                (2,478,210)
    Net change in unrealized appreciation (depreciation) from
      investments                                                     58,673,064
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                      595,247
                                                                  --------------
    Net realized and unrealized gain from investments and
      foreign currency related items                                  27,622,680
                                                                  --------------
    Net increase in net assets resulting from operations          $   26,864,559
                                                                  ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEAR          FOR THE YEAR
                                                                      ENDED                ENDED
                                                                OCTOBER 31, 2003      OCTOBER 31, 2002
                                                                ----------------      ----------------
FROM OPERATIONS
  Net investment loss                                           $       (758,121)     $     (1,001,069)
  Net realized loss from investments and foreign currency
    transactions                                                     (31,645,631)          (31,372,195)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                     59,268,311            (8,587,580)
                                                                ----------------      ----------------
    Net increase (decrease) in net assets resulting from
      operations                                                      26,864,559           (40,960,844)
                                                                ----------------      ----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                        76,632,239            64,025,560
  Exchange value of shares due to merger                                      --            71,542,110
  Net asset value of shares redeemed                                 (88,494,527)(1)       (72,146,335)(2)
                                                                ----------------      ----------------
    Net increase (decrease) in net assets from capital share
      transactions                                                   (11,862,288)           63,421,335
                                                                ----------------      ----------------
  Net increase in net assets                                          15,002,271            22,460,491
NET ASSETS
  Beginning of year                                                   75,176,483            52,715,992
                                                                ----------------      ----------------
  End of year                                                   $     90,178,754      $     75,176,483
                                                                ================      ================

----------
(1) Net of $108,564 of redemption fees retained by the Fund.
(2) Net of $195,013 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                 ------------------------------------------------------------------
                                                    2003           2002           2001         2000         1999
                                                 ----------     ----------     ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of year             $     3.82     $     4.79     $    11.54   $    24.26   $     8.59
                                                 ----------     ----------     ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment loss                                 (0.04)(1)      (0.06)(1)      (0.12)       (0.42)       (0.10)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     1.48          (0.92)         (4.73)       (8.64)       15.77
                                                 ----------     ----------     ----------   ----------   ----------
      Total from investment operations                 1.44          (0.98)         (4.85)       (9.06)       15.67
                                                 ----------     ----------     ----------   ----------   ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                  --             --          (2.02)       (3.75)          --
                                                 ----------     ----------     ----------   ----------   ----------

REDEMPTION FEES                                        0.00(2)        0.01           0.12         0.09           --
                                                 ----------     ----------     ----------   ----------   ----------

NET ASSET VALUE, END OF YEAR                     $     5.26     $     3.82     $     4.79   $    11.54   $    24.26
                                                 ==========     ==========     ==========   ==========   ==========
      Total return(3)                                 37.70%        (20.25)%       (48.66)%     (40.04)%     182.42%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)         $   88,818     $   74,694     $   51,805   $  117,080   $  525,489
    Ratio of expenses to average net assets(4)         1.75%          1.75%          1.76%        1.77%        1.76%
    Ratio of net investment loss to average
      net assets                                      (1.01)%        (1.30)%        (1.38)%      (1.41)%      (1.32)%
    Decrease reflected in above operating
      expense ratios due to waivers                    0.94%          0.94%          0.77%        0.53%        0.45%
  Portfolio turnover rate                               117%            69%            59%         118%         171%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .01%, .02% and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.75% for the years ended October 31, 2001, 2000 and 1999, respectively. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                 ------------------------------------------------------------------
                                                    2003           2002           2001         2000         1999
                                                 ----------     ----------     ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of year             $     3.73     $     4.71     $    11.42   $    24.18   $     8.71
                                                 ----------     ----------     ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment loss                                 (0.05)(1)      (0.08)(1)      (0.11)       (0.42)       (0.06)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     1.44          (0.90)         (4.66)       (8.63)       15.53
                                                 ----------     ----------     ----------   ----------   ----------
      Total from investment operations                 1.39          (0.98)         (4.77)       (9.05)       15.47
                                                 ----------     ----------     ----------   ----------   ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                  --             --          (2.00)       (3.73)          --
                                                 ----------     ----------     ----------   ----------   ----------

REDEMPTION FEES                                          --           0.00(2)        0.06         0.02           --
                                                 ----------     ----------     ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                     $     5.12     $     3.73     $     4.71   $    11.42   $    24.18
                                                 ==========     ==========     ==========   ==========   ==========
      Total return(3)                                 37.27%        (20.81)%       (48.90)%     (40.47)%     177.61%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)         $      412     $      400     $      911   $    2,254   $    3,375
    Ratio of expenses to average net assets(4)         2.00%          2.00%          2.01%        2.02%        2.01%
    Ratio of net investment loss to average
      net assets                                      (1.25)%        (1.62)%        (1.63)%      (1.66)%      (1.55)%
    Decrease reflected in above operating
      expense ratios due to waivers                    0.94%          0.93%          0.76%        0.58%        0.54%
  Portfolio turnover rate                               117%            69%            59%         118%         171%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02% and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 2.00% for the years ended October 31, 2001, 2000 and 1999, respectively. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                 ------------------------------
                                                    2003               2002(1)
                                                 ----------          ----------
PER SHARE DATA
  Net asset value, beginning of period           $     3.80          $     5.14
                                                 ----------          ----------

INVESTMENT OPERATIONS
  Net investment loss(2)                              (0.04)              (0.05)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     1.46               (1.29)
                                                 ----------          ----------
      Total from investment operations                 1.42               (1.34)
                                                 ----------          ----------
NET ASSET VALUE, END OF PERIOD                   $     5.22          $     3.80
                                                 ==========          ==========
      Total return(3)                                 37.37%             (26.07)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      949          $       83
    Ratio of expenses to average net assets(4)         1.75%               1.75%(5)
    Ratio of net investment loss to average
      net assets                                      (0.97)%             (1.05)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers                    0.94%               0.79%(5)
  Portfolio turnover rate                               117%                 69%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Japan Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company that seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on October 10, 1995. The name of the Fund changed from Credit Suisse Japan Growth Fund, Inc. effective May 27, 2003.

   The Fund is authorized to offer three classes of shares: Common Class, Advisor Class, and Class A shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Effective December 12, 2001, the Fund closed the Advisor Class to new investments, except for reinvestment of dividends. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

   Effective as of the close of business on April 26, 2002, Japan Equity acquired all of the net assets of the Credit Suisse Japan Small Cap Fund ("Japan Small Cap") in a tax-free exchange of shares. The shares exchanged were 12,704,647 Common Class shares (valued at $70,891,924) of the Fund for 36,420,598 Common Class shares of Japan Small Cap, and 116,521 Common Class shares (valued at $650,186) of the Fund for 333,929 Advisor Class shares of Japan Small Cap. Japan Small Cap's net assets of $71,542,110 at that date, which included $11,950,033 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of Japan Small Cap and the Fund immediately before the acquisition were $71,542,110 and $53,240,429, respectively, and the combined net assets of the Fund were $124,782,539.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith under procedures established by the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2003, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2003 is as follows:

            MARKET VALUE OF                                VALUE OF
           SECURITIES LOANED                         COLLATERAL RECEIVED
           -----------------                         -------------------
             $  10,392,872                               $ 11,080,971

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   J) OTHER -- The Fund invests in securities of foreign countries and governments (primarily Japan), which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when there is related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived for the Fund were $936,910 and $704,776, respectively.

   Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $74,953.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                     ANNUAL RATE
           ------------------------                     -----------
           First $5 billion                  0.050% of average daily net assets
           Next $5 billion                   0.035% of average daily net assets
           Over $10 billion                  0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $46,434.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay a shareholder servicing and distribution fee calculated at an annual rate not to exceed 0.75% of the average daily net assets of Advisor Class shares. Prior to November 1, 2003 such fee was calculated at an annual rate of 0.50% of the average daily net assets. Effective November 1, 2003 CSAMSI no longer receives 12b-1 fees on Advisor Class shares. For the year ended October 31, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                    SHAREHOLDER SERVICING/
                                                      DISTRIBUTION FEE
                                                   ----------------------
           Common Class                                  $ 185,885
           Advisor Class                                     1,808
           Class A                                             593
                                                         ---------
                                                         $ 188,286
                                                         =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $150,933, which is included in the Fund's transfer agent expense.

   For the year end October 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $1,026 from commissions earned on the sale of the Fund's Class A shares.

   For the year ended October 31, 2003, CSFB received $13,324 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $23,728 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003, the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------        ----------------          ----------------
           $   1,541,078             1.698%                $   6,418,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $85,807,008 and $99,286,269, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are designated Common Class shares, two billion shares of the Fund are designated Advisor Class shares and one billion shares of the Fund are designated Class A shares. Transactions in capital shares for each class were as follows:

                                                            COMMON CLASS
                                      ----------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                      ----------------------------------------------------------
                                           OCTOBER 31, 2003              OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                         SHARES         VALUE          SHARES          VALUE
                                      -----------   -------------    -----------    ------------
Shares sold                            19,095,567   $  73,920,664     10,806,719    $ 63,734,869
Exchange value of
  shares due to merger                         --              --     12,821,168      71,542,110
Shares redeemed                       (21,796,225)    (86,396,453)   (14,862,013)    (71,576,550)
                                      -----------   -------------    -----------    ------------
Net increase (decrease)                (2,700,658)  $ (12,475,789)     8,765,874    $ 63,700,429
                                      ===========   =============    ===========    ============

                                                           ADVISOR CLASS
                                      ----------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                      ----------------------------------------------------------
                                           OCTOBER 31, 2003              OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                         SHARES         VALUE          SHARES          VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                                    --    $         --          2,279    $     11,304
Shares redeemed                           (26,849)       (102,681)       (88,423)       (412,598)
                                      -----------    ------------    -----------    ------------
Net decrease                              (26,849)   $   (102,681)       (86,144)   $   (401,294)
                                      ===========    ============    ===========    ============

NOTE 5. CAPITAL SHARE TRANSACTIONS

                                                              CLASS A
                                      ----------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                      ----------------------------------------------------------
                                           OCTOBER 31, 2003             OCTOBER 31, 2002(1)
                                      ----------------------------------------------------------
                                         SHARES         VALUE          SHARES           VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                               637,769    $  2,711,575         56,917    $    279,387
Shares redeemed                          (477,806)     (1,995,393)       (35,165)       (157,187)
                                      -----------    ------------    -----------    ------------
Net increase                              159,963    $    716,182         21,752    $    122,200
                                      ===========    ============    ===========    ============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF     APPROXIMATE PERCENTAGE
                                   SHAREHOLDERS     OUTSTANDING SHARES
                                   ------------   ----------------------
          Common Class                  3                  57%
          Advisor Class                 4                  58%
          Class A                       1                  98%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, foreign currency transactions and capital loss carryforwards.

   At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated realized loss                             $ (87,476,626)
     Unrealized appreciation                                  19,617,340
                                                           -------------
                                                           $ (67,859,286)
                                                           =============

   At October 31, 2003, the Fund's capital loss carryforwards available to offset possible future capital gains were as follows:

                               EXPIRES OCTOBER 31,
            ---------------------------------------------------------
                2008           2009           2010           2011
            ------------   ------------   ------------   ------------
            $  3,289,546   $ 23,979,558   $ 29,470,281   $ 30,737,241

   Included in the Fund's capital loss carryforwards which expire in 2008 is $3,289,546 and in 2009 is $13,522,540 acquired in the Credit Suisse Japan Small Cap Fund merger which is subject to IRS limitations.

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $81,983,905, $21,446,891, $(1,836,015) and $19,610,876, respectively.

   At October 31, 2003, the Fund reclassified $758,121 from accumulated undistributed net investment loss and $(852,644) from paid-in capital, to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gains, net operating losses and capital loss carryforwards from a fund acquisition. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however; based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE JAPAN EQUITY FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Japan Equity Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Japan Equity Fund, Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE JAPAN EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                               TERM                                        NUMBER OF
                                               OF OFFICE(1)                                PORTFOLIOS IN
                                               AND                                         FUND
                            POSITION(S)        LENGTH          PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH          OF TIME         OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND               SERVED          PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
-------------------------   ----------------   -------------   -------------------------   -------------   ------------------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,          Since 1999      Currently retired           44              None
c/o Credit Suisse Asset     Nominating and
Management, LLC             Audit Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,          Since 1998(2)   Dean of Yale School of      43              Director of Aetna, Inc.
Box 208200 New Haven,       Nominating and                     Management and William                      (insurance company);
Connecticut                 Audit Committee                    S. Beinecke Professor                       Director of Calpine
06520-8200                  Member                             in the Practice of                          Corporation (energy
                                                               International Trade and                     provider); Director of
Date of Birth: 10/29/46                                        Finance (11/95-present)                     CarMax Group (used car
                                                                                                           dealers)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                               TERM                                        NUMBER OF
                                               OF OFFICE(1)                                PORTFOLIOS IN
                                               AND                                         FUND
                            POSITION(S)        LENGTH          PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH          OF TIME         OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND               SERVED          PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
-------------------------   ----------------   -------------   -------------------------   -------------   ------------------------
INTERESTED DIRECTORS

Peter F. Krogh              Director,          Since 2001      Dean Emeritus and           43              Director of Carlisle
301 ICC                     Nominating and                     Distinguished Professor                     Companies Incorporated
Georgetown University       Audit Committee                    of International Affairs                    (diversified
Washington, DC 20057        Member                             at the Edmund A. Walsh                      manufacturing company);
                                                               School of Foreign Service,                  Member of Selection
Date of Birth: 02/11/37                                        Georgetown University                       Committee for Truman
                                                               (6/95-present); Moderator                   Scholars and Henry Luce
                                                               of PBS foreign affairs                      Scholars; Senior
                                                               television series                           Associate of Center for
                                                               (1988-2000)                                 Strategic and
                                                                                                           International Studies;
                                                                                                           Trustee of numerous
                                                                                                           world affairs
                                                                                                           organizations

James S. Pasman, Jr.        Director,          Since 1999      Currently retired           45              Director of Education
c/o Credit Suisse Asset     Nominating and                                                                 Management Corp.
Management, LLC             Audit Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

                                               TERM                                        NUMBER OF
                                               OF OFFICE(1)                                PORTFOLIOS IN
                                               AND                                         FUND
                            POSITION(S)        LENGTH          PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH          OF TIME         OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND               SERVED          PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
-------------------------   ----------------   -------------   -------------------------   -------------   ------------------------
INTERESTED DIRECTORS

Steven N. Rappaport         Director,          Since 1999      Partner of Lehigh Court,    45              None
Lehigh Court, LLC           Nominating                         LLC and RZ Capital
40 East 52nd Street         Committee Member                   (private investment
New York, New York          and Audit                          firms (7/02-present;
10022                       Committee                          Consultant to SunGard
                            Chairman                           Securities Finance, Inc.
Date of Birth: 07/10/48                                        from February 2002 to
                                                               July 2002; President of
                                                               SunGard Securities
                                                               Finance, Inc. from 2001
                                                               to February 2002;
                                                               President of Loanet, Inc.
                                                               (on-line accounting
                                                               service) from 1997 to
                                                               2001

INTERESTED DIRECTORS

Joseph D. Gallagher(3)      Director,          Since 2003      Managing Director and       46              None
Credit Suisse Asset         Chairman of  the                   Chief Executive Officer
Management, LLC             Board and Chief                    of CSAM since 2003;
466 Lexington Avenue        Executive                          Global Chief Financial
New York, New York          Officer                            Officer, Credit Suisse
10017-3140                                                     Asset Management since
                                                               1999; Chief Executive
Date of Birth: 12/14/62                                        Officer and Director of
                                                               Credit uisse Asset
                                                               Management Limited,
                                                               London, England, from
                                                               June 2000 to 2003;
                                                               Director of Credit Suisse
                                                               Asset Management Funds
                                                               (UK) Limited, London,
                                                               England, from June 2000
                                                               to 2003; Managing
                                                               Director, Head-Asian
                                                               Corporate Finance and
                                                               M&A, Credit Suisse First
                                                               Boston, Hong Kong, China,
                                                               from January 1998 to
                                                               May 1999

----------
(3) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                               TERM                                        NUMBER OF
                                               OF OFFICE(1)                                PORTFOLIOS IN
                                               AND                                         FUND
                            POSITION(S)        LENGTH          PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH          OF TIME         OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND               SERVED          PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
-------------------------   ----------------   -------------   -------------------------   -------------   ------------------------
INTERESTED DIRECTORS

William W. Priest, Jr.(4)   Director           Since 1999      Co-Managing Partner,        50              Director of Globe
Steinberg Priest & Sloane                                      Steinberg Priest & Sloane                   Wireless, LLC (maritime
Capital Management, LLC                                        Capital Management, LLC                     communication company);
12 East 49th Street                                            since March 2001;                           Director of InfraRed X
12th Floor                                                     Chairman and Managing                       (medical device company)
New York, New York 10017                                       Director of CSAM from
                                                               2000 to February 2001,
Date of Birth: 09/24/41                                        Chief Executive Officer
                                                               and Managing Director
                                                               of CSAM from 1990 to 2000


----------
(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                               TERM
                                               OF OFFICE(1)
                                               AND
                            POSITION(S)        LENGTH
NAME, ADDRESS AND           HELD WITH          OF TIME
DATE OF BIRTH               FUND               SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  ----------------   -------------   -----------------------------------------------------------
OFFICERS

Hal Liebes                  Vice President     Since 1999      Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset         and Secretary                      Associated with CSAM since 1997; Officer of other Credit
Management, LLC                                                Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro        Chief Financial    Since 1999      Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Officer and                        Associated with CSAM since 1984; Officer of other Credit
Management, LLC             Treasurer                          Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler         Assistant          Since 2000      Director and Deputy General Counsel of CSAM; Associated
Credit Suisse Asset         Secretary                          with CSAM since January 2000; Associated with the law
Management, LLC                                                firm of Swidler Berlin Shereff Friedman LLP from 1996 to
466 Lexington Avenue                                           2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio        Assistant          Since 1999      Vice President of CSAM; Associated with CSAM since
Credit Suisse Asset         Treasurer                          June 1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

                                               TERM
                                               OF OFFICE(1)
                                               AND
                            POSITION(S)        LENGTH
NAME, ADDRESS AND           HELD WITH          OF TIME
DATE OF BIRTH               FUND               SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  ----------------   -------------   -----------------------------------------------------------
OFFICERS

Joseph Parascondola         Assistant          Since 2000      Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer                          since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                                Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                           Vice President, Weiss, Peck & Greer LLC from November 1995
New York, New York                                             to December 1998; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 06/05/63

Robert M. Rizza             Assistant          Since 2002      Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer                          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE JAPAN EQUITY FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 20023

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjuction with your 2003 Form 1099-DIV.

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

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSJPG-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE JAPAN EQUITY FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name: Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: January 5, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name: Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: January 5, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name: Michael A. Pignataro
          Title: Chief Financial Officer
          Date: January 5, 2004